Financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Financial Instruments
9. F
INANCIAL
I
NSTRUMENTS
Derivatives
The financial instruments entered into by the Company are typically executed over-the-counter.
All financial instruments were measured at fair value on a recurring basis. The fair value is derived from discounted cash flows adjusted for nonperformance risk. The fair value models primarily use market observable inputs and, therefore, are classified as Level 2 assets. These models incorporate a variety of factors, including, where applicable, maturity, interest rate yield curves, and counterparty credit risks. The credit valuation adjustment associated with the derivatives, related to the likelihood of default by the Company and the counterparty, was not significant to the overall valuation. Refer to Note 10,
Fair Value
, for additional disclosure regarding fair value measurements.

Interest Rate Swaps
On November 10, 2017, the Company purchased
pay-fixed,
receive-float interest rate swaps with a combined notional value of $520,688 thousand on September 30, 2020. The interest rate swaps matured on September 30, 2020. The interest rate swaps had a fixed rate of 1.9%. The interest rate swaps were purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan.
The objective in using the swaps was to add stability to interest expense and to manage the exposure to interest rate movements. The interest rate swaps are designated as effective cash flow hedges involving the receipt of variable amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreement without exchange of the underlying notional amount.
The Company performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addresses the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate swaps over historical months. The changes in the fair value of the hedge instrument and the hedged item over the historical months demonstrated the effectiveness of the hedge relationship as the prospective and retrospective test. On an ongoing basis, the Company assessed hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through its maturity date.
The amount recognized in Interest expense — net in the Condensed Consolidated Statements of Operations and
Comprehensive

Loss

was $2,241 thousand and $4,291 thousand of expense for the three and nine months ended September 30, 2020, respectively.
Interest Rate Cap
On November 26, 2018, the Company entered into an interest rate cap with an effective date of September 30, 2020

. The Company paid
$
1,030
 thousand to enter into the cap. The notional value was $
516,750
 thousand on September
30
,
2021
. The interest rate cap matured on September
30
,
2021
. The interest rate cap had a strike rate of
3.5
%. The interest rate cap was purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan.
The objective in using the cap is to add stability to interest expense and to manage the exposure to interest rate movements. Interest rate caps involve the borrower paying the hedge provider an initial one-time
fee in exchange for the hedge provider paying the borrower the excess of the floating interest rate payment above a strike rate, in the event that the floating interest rate is greater than the strike rate during the period between the effective date and maturity date.
The Company performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addressed the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate cap over historical months. Historical changes in the fair value of the hedge instrument and the underlying item demonstrated the effectiveness of the hedging relationship. On an ongoing basis, the Company assesses hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through September 30, 2021.
The interest rate cap is measured at fair value, which was zero at December 31, 2020 and September 30, 2021.
Effect of Derivative Contracts on Accumulated Other Comprehensive Loss (“AOCL”) and Earnings
Since the Company designated the financial instruments as effective cash flow hedges that qualify for hedge accounting, net interest payments are recorded in Interest expense – net in the Condensed Consolidated Statements of Operations and Comprehensive Loss, and unrealized gains or losses resulting from adjusting the financial instruments to fair value are recorded as a component of Other comprehensive loss

and subsequently reclassified into earnings in the same period during which the hedged transaction affects earnings.
 During the
three
and
nine
months ended September
30
,
2021
, the Company reclassified losses of $
309
 thousand and $
822
 thousand, respectively, into Interest expense
–
net from AOCL related to the interest rate cap. Cash flows resulting from settlements are presented as a component of cash flows from operating activities within the Condensed Consolidated Statements of Cash Flows.
The following table presents the effects of hedge accounting on AOCL for the three and nine months ended September 30, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Interest rate swaps	Interest rate cap	Total	Interest rate swaps	Interest rate cap	Total
Beginning accumulated derivative loss in AOCL	$(2,248)	$(1,030)	$(3,278)	$(887)	$(1,030)	$(1,917)
Amount of gain recognized in AOCL	2,248	—	2,248	887	—	887
Less: Amount of loss reclassified from AOCL to income	—	—	—	—	—	—

Ending accumulated derivative loss in AOCL	$—	$(1,030)	$(1,030)	$—	$(1,030)	$(1,030)

The following table presents the effects of hedge accounting on AOCL for the three and nine months ended September 30, 2021 for interest rate contracts designated as cash flow hedges (in thousands):

	Three Months Ended September 30, 2021 Interest rate cap	Nine Months Ended September 30, 2021 Interest rate cap
Beginning accumulated derivative loss in AOCL	$(309)	$(822)
Amount of gain (loss) recognized in AOCL	—	—
Less: Amount of loss reclassified from AOCL to income	(309)	(822)

Ending accumulated derivative loss in AOCL	$—	$—

Accounts receivable
Due to the significant
COVID-19
pandemic related event cancellations experienced during 2020 and 2021, $23,418 thousand and $10,077 thousand of the Accounts receivable balance at December 31, 2020 and September 30, 2021, respectively, consisted of amounts due from marketplace ticket sellers, primarily for cancelled event tickets. There is a concentration of risk associated with that cohort of creditors due to the unfavorable impact of the
COVID-19
pandemic on the live event industry. We recorded an allowance for doubtful accounts of $5,715 thousand and $2,121 thousand at December 31, 2020 and September 30, 2021, respectively, to reflect potential challenges in collecting funds from marketplace ticket sellers. Write-offs were immaterial for the three and nine months ended September 30, 2020 and 2021.

11. F
INANCIAL
I
NSTRUMENTS
Derivatives
At December 31, 2019, we held interest rate swaps and an interest rate cap. At December 31, 2020, we held an interest rate cap. The financial instruments were assessed as highly effective at inception and hedge accounting was applied. As such, the net interest payments accrued each month are included in Interest expense – net in the Consolidated Statements of Operations and Comprehensive Loss and the change in fair value is recorded as a component of AOCL in the Consolidated Balance Sheets.
The financial instruments entered into by the Company are typically executed over-the-counter.
All financial instruments were measured at fair value on a recurring basis. The fair value is derived from discounted cash flows adjusted for nonperformance risk. The fair value models primarily use market observable inputs and, therefore, are classified as Level 2 assets. These models incorporate a variety of factors, including, where applicable, maturity, interest rate yield curves, and counterparty credit risks. The credit valuation adjustment associated with the derivatives, related to the likelihood of default by the Company and the counterparty, was not significant to the overall valuation. Refer to Note 12,
Fair Value
, for additional disclosure regarding fair value measurements.
Interest Rate Swaps
On November 10, 2017, the Company purchased
pay-fixed,
receive-float interest rate swaps with a combined notional value of $520,688 thousand on September 30, 2020. The interest rate swaps were purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan. The interest rate swaps had a fixed rate of 1.9% and a maturity date of September 30, 2020.
The objective in using the swaps was to add stability to interest expense and to manage the exposure to interest rate movements. The interest rate swaps are designated as effective cash flow hedges involving the receipt of variable amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreement without exchange of the underlying notional amount.
The Company performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addresses the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate swaps historically over historical months. The changes in the fair value of the hedge instrument and the hedged item over the historical months demonstrated the effectiveness of the hedge relationship as the prospective and retrospective test. On an ongoing basis, the Company assessed hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through its maturity date.
The interest rate swaps are recognized on a gross basis at fair value in the Consolidated Balance Sheets within Other liabilities at December 31, 2019. At December 31, 2019, interest rate swaps had a fair value of ($887) thousand. The amount recognized in Interest expense — net in the Consolidated Statements of Operations and Comprehensive Loss was $2,111 thousand of income and $4,291 thousand of expense for the years ended December 31, 2019 and 2020, respectively.
Interest Rate Cap
On November 26, 2018, the Company entered an interest rate cap with an effective date of September 30, 2020 and a maturity date of September 30, 2021. The Company paid $1,030 thousand to enter into the cap. The notional value was $518,719 thousand on December 31, 2020. The interest rate cap was purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan. The interest rate cap has a strike rate of 3.5%.
The objective in using the cap is to add stability to interest expense and to manage the exposure to interest rate movements. Interest rate caps involve the borrower paying the hedge provider an initial one-time
fee in exchange for the hedge provider paying the borrower the excess of the floating interest rate payment above a strike rate, in the event that the floating interest rate is greater than the strike rate during the period between the effective date and maturity date.
The Company performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addressed the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate cap over historical months. The changes in the fair value of the hedge instrument and the hedged item over the historical months demonstrated the effectiveness of the hedge relationship. On an ongoing basis, the Company assesses hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through December 31, 2020.
The interest rate cap is measured at fair value and is recognized within Prepaid expenses and other current assets in the Consolidated Balance Sheets. The interest rate cap had a fair value of zero at December 31, 2019 and 2020.
The amount of loss expected to be reclassified into Interest expense — net in the Consolidated Statements of Operations and Comprehensive Loss within the next twelve months is $822 thousand.
Effect of Derivative Contracts on Accumulated Other Comprehensive Loss and Earnings
Since the Company designated the financial instruments as effective cash flow hedges that qualify for hedge accounting, net interest payments are recorded in Interest expense — net in the Consolidated Statements of Operations and Comprehensive Loss and unrealized gains or losses resulting from adjusting the financial instruments to fair value are recorded as a component of Other comprehensive income/(loss) and subsequently reclassified into earnings in the same period during which the hedged transaction affects earnings. During 2020, the Company reclassified losses of $208 thousand into Interest expense — net from Accumulated other comprehensive loss related to the interest rate cap. Cash flows resulting from settlements are presented as a component of cash flows from operating activities within the Consolidated Statements of Cash Flows.
The following table presents the effects of hedge accounting on Accumulated other comprehensive loss for the year ended December 31, 2019 for interest rate contracts designated as cash flow hedges (in thousands):

	January 1, 2019	Amount of Loss Recognized in AOCL	Less: Amount of Loss Reclassified from AOCL to Income	December 31, 2019
Interest rate swaps	$5,720	$(6,607)	$—	$(887)
Interest rate cap	(412)	(618)	—	(1,030)

Total	$5,308	$(7,225)	$—	$(1,917)

The following table presents the effects of hedge accounting on Accumulated other comprehensive loss for the year ended December 31, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	December 31, 2019	Amount of Loss Recognized in AOCL	Less: Amount of Loss Reclassified from AOCL to Income	December 31, 2020
Interest rate swaps	$(887)	$887	$—	$—
Interest rate cap	(1,030)	—	(208)	(822)

Total	$(1,917)	$887	$(208)	$(822)